UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund

February 28, 2011 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)		Value ($)
California--98.3%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)		0.37	3/7/11	3,315,000	a	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)		0.37	3/7/11	2,340,000	a	2,340,000
Alameda County Industrial
Development Authority, Revenue
(P.J.'s Lumber, Inc. Project)
(LOC; Comerica Bank)		0.43	3/7/11	1,805,000	a	1,805,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo
Bank)		0.31	3/7/11	1,975,000	a	1,975,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)		0.46	3/7/11	2,960,000	a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the
West)		0.34	3/7/11	2,700,000	a	2,700,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)		0.31	3/7/11	1,735,000	a	1,735,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)		0.37	3/7/11	2,505,000	a	2,505,000
Alameda Unified School District,
GO Notes, TRAN		2.00	6/30/11	5,900,000		5,919,358
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)		0.26	3/7/11	17,000,000	a	17,000,000
California,
GO Notes (LOC; Citibank NA)		0.26	3/7/11	9,000,000	a	9,000,000
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)		0.32	3/7/11	1,600,000	a	1,600,000

California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.31	3/7/11	5,680,000	a	5,680,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West Loan Program)
(LOC; Bank of America)	0.28	3/7/11	6,200,000	a	6,200,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.41	3/7/11	1,200,000	a	1,200,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	0.41	3/7/11	1,247,050	a	1,247,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Trust)	0.56	3/7/11	3,750,000	a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.35	3/7/11	5,000,000	a	5,000,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding Project)
(LOC; Comerica Bank)	0.41	3/7/11	2,600,000	a	2,600,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.37	3/7/11	1,650,000	a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.31	3/7/11	1,805,000	a	1,805,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.35	3/7/11	4,830,000	a,b	4,830,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; CoBank ACB)	0.35	3/7/11	2,780,000	a,b	2,780,000
California Pollution Control
Financing Authority, SWDR
(Amador Valley Industries, LLC
Project) (LOC; Wells Fargo
Bank)	0.32	3/7/11	3,965,000	a,b	3,965,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.28	3/7/11	15,200,000	a,b	15,200,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.

Project) (LOC; Comerica Bank)	0.38	3/7/11	3,985,000	a,b	3,985,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.35	3/7/11	425,000	a,b	425,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.35	3/7/11	4,115,000	a,b	4,115,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.35	3/7/11	2,100,000	a,b	2,100,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries,
Inc. Project) (LOC; U.S. Bank
NA)	0.30	3/7/11	450,000	a,b	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	255,000	a	255,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.35	3/7/11	7,840,000	a,b	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.35	3/7/11	24,310,000	a,b	24,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank NA)	0.35	3/7/11	4,485,000	a,b	4,485,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	2,620,000	a,b	2,620,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	1,015,000	a,b	1,015,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	5,730,000	a	5,730,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.38	3/7/11	7,135,000	a,b	7,135,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank NA)	0.35	3/7/11	3,045,000	a,b	3,045,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.38	3/7/11	1,985,000	a,b	1,985,000

California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.35	3/7/11	785,000	a	785,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.35	3/7/11	6,300,000	a,b	6,300,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	1,930,000	a,b	1,930,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank NA)	0.35	3/7/11	17,815,000	a,b	17,815,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.35	3/7/11	3,655,000	a,b	3,655,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.35	3/7/11	1,710,000	a	1,710,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
NA)	0.35	3/7/11	2,450,000	a,b	2,450,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.35	3/7/11	3,900,000	a,b	3,900,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	3,960,000	a,b	3,960,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	4,221,000	a	4,221,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	0.35	3/7/11	1,765,000	a,b	1,765,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.38	3/7/11	2,600,000	a,b	2,600,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.35	3/7/11	5,200,000	a,b	5,200,000
California School Cash Reserve
Program Authority, Revenue	2.00	6/1/11	10,000,000		10,024,857
California Statewide Communities
Development Authority, IDR

(American Modular System
Project) (LOC; Bank of the
West)	1.30	3/7/11	3,200,000	a	3,200,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.33	3/7/11	3,700,000	a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.35	3/7/11	20,000,000	a,c	20,000,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	0.33	3/7/11	4,600,000	a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	0.33	3/7/11	2,935,000	a	2,935,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	7/8/11	13,400,000		13,400,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.38	7/18/11	9,000,000		9,000,000
California Statewide Communities
Development Authority, TRAN
(County of Yolo)	2.00	6/30/11	11,465,000		11,502,616
California Transit Finance
Authority, Revenue (California
Transit Finance Program)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.32	3/7/11	15,030,000	a	15,030,000
Contra Costa County,
COP (Concord Healthcare
Center, Inc.) (LOC; Bank of
America)	0.48	3/7/11	460,000	a	460,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.26	3/7/11	9,100,000	a,c	9,100,000
Los Angeles,
GO Notes, TRAN	2.00	6/30/11	23,700,000		23,807,674
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	0.57	3/7/11	2,500,000	a	2,500,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; FHLB)	0.37	3/7/11	3,000,000	a	3,000,000
Poway Unified School District
Public Financing Authority, LR
(Insured; Assured Guaranty

Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.55	3/7/11	7,800,000	a	7,800,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.42	3/7/11	900,000	a,c	900,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	0.57	3/7/11	3,640,000	a,c	3,640,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.36	3/7/11	4,275,000	a	4,275,000
Riverside County Industrial
Development Authority, IDR
(TRM Manufacturing Inc.
Project) (LOC; FHLB)	0.33	3/7/11	4,500,000	a	4,500,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.26	3/7/11	3,900,000	a	3,900,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.32	3/7/11	17,000,000	a	17,000,000

U.S. Related--2.1%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	3/7/11	3,700,000	a,c	3,700,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	3/7/11	5,000,000	a,c	5,000,000

Total Investments (cost $417,522,554)			100.4%		417,522,555
Liabilities, Less Cash and Receivables			(.4%)		(1,614,162)
Net Assets			100.0%		415,908,393

a Variable rate demand note - rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At February 28, 2011, the fund had $139,860,000 or 33.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from pollution control.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities amounted to $42,340,000 or 10.2% of net assets.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	417,522,555
Level 3 - Significant Unobservable Inputs	-
Total	417,522,555

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)